Leases (Table)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Costs Associated with Operating Lease Expenses	Costs associated with the Company’s operating lease expense were as follows:

2021
Operating lease expense	$325
Short-term lease expense	16
Variable lease expense	26

Total lease expense	$367

Schedule of Supplemental Information Related To Operating Leases
Supplemental information related to the Company’s operating leases was as follows:

2021
Operating cash flows – cash paid	$373
New right-of-use assets	$91
Weighted-average remaining lease term	9 years
Weighted-average discount rate	4.5%

Schedule of Commitments under Operating Leases Requiring Annual Payments
At December 31, 2021, the Company had commitments under operating leases requiring annual payments as follows:

Total
2022	$300
2023	268
2024	234
2025	205
2026	176
2027 and thereafter	835

2,018
Less: amount representing interest	338

Total lease liabilities	$1,680

Current operating liabilities	$274
Non-current operating lease liabilities	1,406

Total lease liabilities	$1,680